                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-116026


                     FIRST SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
                        FS VARIABLE ANNUITY ACCOUNT FIVE
         SUPPLEMENT TO THE SEASONS SELECT II VARIABLE ANNUITY PROSPECTUS
                             DATED OCTOBER 24, 2005
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE UNDERLYING FUND EXPENSES IN THE FEE TABLES ON PAGE 6 OF THE PROSPECTUS:

UNDERLYING FUND EXPENSES
------------------------
TOTAL ANNUAL UNDERLYING FUND OPERATING
EXPENSES                                                  MINIMUM       MAXIMUM
(expenses that are deducted from the Underlying Funds,
including management fees, other expenses and
12b-1 fees, if applicable)                                 0.88%        1.75%

THE FOLLOWING REPLACES THE EXPENSE EXAMPLES ON PAGE 7 OF THE PROSPECTUS IF YOU ELECT SEASONS REWARDS PROGRAM:

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.60% (including the optional enhanced death benefit 0.20%)) and investment in an Underlying Fund with total expenses of 1.75%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional MarketLock (0.65%) feature:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
      $1,315              $2,056               $2,713              $4,329

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $318                $971                $1,649              $3,457

(3) If you do not surrender your contract and you elect the optional MarketLock
    (0.65%) feature:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $415               $1,256               $2,113              $4,329

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an Underlying Fund with total expenses of 0.88%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
      $1,140              $1,541               $1,868              $2,715

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $231                $712                $1,220              $2,615

(3) If you do not surrender your contract and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS             10 YEARS
      ------              -------             -------             --------
       $240                $741                $1,268              $2,715

THE FOLLOWING REPLACES THE EXPENSE EXAMPLES ON PAGE 8 OF THE PROSPECTUS IF YOU DO NOT ELECT SEASONS REWARDS PROGRAM:

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.60% (including the optional enhanced death benefit 0.20%)) and investment in an Underlying Fund with total expenses of 1.75%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional MarketLock (0.65%) feature:

      1 YEAR              3 YEARS             5 YEARS            10 YEARS
      ------              -------             -------            --------
      $1,107              $1,731              $2,372              $4,244

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS            10 YEARS
      ------              -------             -------            --------
       $318                $971               $1,649              $3,457

(3) If you do not surrender your contract and you elect the optional MarketLock
    (0.65%) feature:

      1 YEAR              3 YEARS             5 YEARS            10 YEARS
      ------              -------             -------            --------
       $407               $1,231              $2,072              $4,244

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an Underlying Fund with total expenses of 0.88%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS            10 YEARS
      ------              -------             -------            --------
       $936               $1,226              $1,543              $2,662

(2) If you annuitize your contract at the end of the applicable time period:

      1 YEAR              3 YEARS             5 YEARS            10 YEARS
      ------              -------             -------            --------
       $231                $712               $1,220              $2,615

(3) If you do not surrender your contract and you do not elect any optional features:

      1 YEAR              3 YEARS             5 YEARS            10 YEARS
      ------              -------             -------            --------
       $236                $726               $1,243              $2,662

THE THIRD PARAGRAPH UNDER THE SUBHEADING TITLED "WHERE YOU CAN FIND MORE INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS IS HEREBY DELETED.

Date:  March 28, 2006

                Please keep this Supplement with your Prospectus.


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